Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000229483 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000229483 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000229483 | 002824100 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000229483 | 907818108 | Union Pacific Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000229483 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000229483 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229483 | 872590104 | T-Mobile US, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229483 | 254687106 | Walt Disney Company (The)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229483 | 743315103 | Progressive Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229483 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229483 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000229483 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000229481 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000229481 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000229481 | 002824100 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000229481 | 907818108 | Union Pacific Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000229481 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000229481 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229481 | 872590104 | T-Mobile US, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229481 | 254687106 | Walt Disney Company (The)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229481 | 743315103 | Progressive Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229481 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229481 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000229481 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000240108 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000240108 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000240108 | 002824100 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240108 | 907818108 | Union Pacific Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240108 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240108 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240108 | 872590104 | T-Mobile US, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240108 | 254687106 | Walt Disney Company (The)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240108 | 743315103 | Progressive Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240108 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240108 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000240108 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000232438 | 573874104 | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000232438 | 705573103 | Pegasystems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000232438 | 92511U102 | Verra Mobility Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000232438 | 127190304 | CACI International, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000232438 | 90384S303 | Ulta Beauty, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232438 | 313745101 | Federal Realty Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232438 | 45866F104 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232438 | G0750C108 | Axalta Coating Systems Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232438 | 12514G108 | CDW Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232438 | 05605H100 | BWX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232438 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000232438 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229480 | 05605H100 | BWX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229480 | 451107106 | IDACORP, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229480 | 69349H107 | TXNM Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229480 | 00790R104 | Advanced Drainage Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229480 | 553498106 | MSA Safety, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229480 | 443510607 | Hubbell, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229480 | 750917106 | Rambus, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229480 | 97650W108 | Wintrust Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229480 | 45826H109 | Integer Holdings Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229480 | 25754A201 | Domino's Pizza, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229480 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000229480 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229479 | 05605H100 | BWX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229479 | 451107106 | IDACORP, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229479 | 69349H107 | TXNM Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229479 | 00790R104 | Advanced Drainage Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229479 | 553498106 | MSA Safety, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229479 | 443510607 | Hubbell, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229479 | 750917106 | Rambus, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229479 | 97650W108 | Wintrust Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229479 | 45826H109 | Integer Holdings Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229479 | 25754A201 | Domino's Pizza, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229479 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000229479 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229476 | 69349H107 | TXNM Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229476 | 300426103 | Everus Construction Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229476 | 724078100 | Piper Sandler Companies
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229476 | 615394202 | Moog, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229476 | 318910106 | First Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229476 | 09739D100 | Boise Cascade Company
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229476 | 811707801 | Seacoast Banking Corporation of Florida
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229476 | 828730200 | Simmons First National Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229476 | 729640102 | Plymouth Industrial REIT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229476 | 36251C103 | GMS, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229476 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000229476 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229475 | 69349H107 | TXNM Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229475 | 300426103 | Everus Construction Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229475 | 724078100 | Piper Sandler Companies
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229475 | 615394202 | Moog, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229475 | 318910106 | First Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229475 | 09739D100 | Boise Cascade Company
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229475 | 811707801 | Seacoast Banking Corporation of Florida
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229475 | 828730200 | Simmons First National Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229475 | 729640102 | Plymouth Industrial REIT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229475 | 36251C103 | GMS, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229475 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000229475 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229478 | 69349H107 | TXNM Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229478 | 300426103 | Everus Construction Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229478 | 724078100 | Piper Sandler Companies
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229478 | 615394202 | Moog, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229478 | 318910106 | First Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229478 | 09739D100 | Boise Cascade Company
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229478 | 811707801 | Seacoast Banking Corporation of Florida
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229478 | 828730200 | Simmons First National Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229478 | 729640102 | Plymouth Industrial REIT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229478 | 36251C103 | GMS, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229478 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000229478 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229477 | 69349H107 | TXNM Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229477 | 300426103 | Everus Construction Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229477 | 724078100 | Piper Sandler Companies
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229477 | 615394202 | Moog, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229477 | 318910106 | First Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229477 | 09739D100 | Boise Cascade Company
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229477 | 811707801 | Seacoast Banking Corporation of Florida
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229477 | 828730200 | Simmons First National Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229477 | 729640102 | Plymouth Industrial REIT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229477 | 36251C103 | GMS, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229477 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000229477 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229075 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229075 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000229075 | 002824100 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000229075 | 127190304 | CACI International, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229075 | 05605H100 | BWX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229075 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000229075 | 949746101 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000229075 | 060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000229075 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229075 | 228368106 | Crown Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229075 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000229075 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229074 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229074 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000229074 | 002824100 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000229074 | 127190304 | CACI International, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229074 | 05605H100 | BWX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229074 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000229074 | 949746101 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000229074 | 060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000229074 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229074 | 228368106 | Crown Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229074 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000229074 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229473 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000229473 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000229473 | 912797NW3 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000229473 | 912810UA4 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000229473 | 375558103 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000229473 | 38141G104 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229473 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229473 | 91282CMM0 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000229473 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000229473 | 464287507 | iShares Core S&P Mid-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229473 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000229473 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229473 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229473 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000229473 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000229473 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000229473 | InvestmentType_Foreign Governments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000229473 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229473 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000229474 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000229474 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000229474 | 912797NW3 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000229474 | 912810UA4 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000229474 | 375558103 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000229474 | 38141G104 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229474 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229474 | 91282CMM0 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000229474 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000229474 | 464287507 | iShares Core S&P Mid-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229474 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000229474 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229474 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229474 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000229474 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000229474 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000229474 | InvestmentType_Foreign Governments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000229474 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229474 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000229472 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000229472 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000229472 | 912797NW3 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000229472 | 912810UA4 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000229472 | 375558103 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000229472 | 38141G104 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229472 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229472 | 91282CMM0 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000229472 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000229472 | 464287507 | iShares Core S&P Mid-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229472 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000229472 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229472 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229472 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000229472 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000229472 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000229472 | InvestmentType_Foreign Governments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000229472 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229472 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000240107 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240107 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240107 | 912797NW3 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000240107 | 912810UA4 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240107 | 375558103 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240107 | 38141G104 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240107 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240107 | 91282CMM0 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240107 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240107 | 464287507 | iShares Core S&P Mid-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240107 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000240107 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240107 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240107 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000240107 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000240107 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000240107 | InvestmentType_Foreign Governments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000240107 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240107 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000229469 | CME Ultra Long Term U.S. Treasury Bond Future, 0, 2025-06-19
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000229469 | Ultra 10-Year U.S. Treasury Note Future, 0, 2025-06-19
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000229469 | U.S. Treasury Bill, 4.290, 2025-05-29
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229469 | U.S. Treasury Bill, 4.277, 2025-06-26
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229469 | U.S. Treasury Bill, 4.314, 2025-07-17
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229469 | Icahn Enterprises, L.P. / Icahn Enterprises Financial Corporation, 10, 2029-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229469 | Avation Capital S.A., 8.25, 2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229469 | U.S. Treasury Notes, 4.625, 2035-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229469 | Ford Motor Credit Company, LLC, 7.45, 2031-07-16
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229469 | CoreCivic, Inc., 8.25, 2029-04-15
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229469 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000229469 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000229469 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229469 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000229469 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	60.00%
C000229469 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229469 | InvestmentType_Foreign Governments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000229469 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229469 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000229469 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000229470 | CME Ultra Long Term U.S. Treasury Bond Future, 0, 2025-06-19
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000229470 | Ultra 10-Year U.S. Treasury Note Future, 0, 2025-06-19
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000229470 | U.S. Treasury Bill, 4.290, 2025-05-29
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229470 | U.S. Treasury Bill, 4.277, 2025-06-26
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229470 | U.S. Treasury Bill, 4.314, 2025-07-17
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229470 | Icahn Enterprises, L.P. / Icahn Enterprises Financial Corporation, 10, 2029-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229470 | Avation Capital S.A., 8.25, 2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229470 | U.S. Treasury Notes, 4.625, 2035-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229470 | Ford Motor Credit Company, LLC, 7.45, 2031-07-16
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229470 | CoreCivic, Inc., 8.25, 2029-04-15
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229470 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000229470 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000229470 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229470 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000229470 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	60.00%
C000229470 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229470 | InvestmentType_Foreign Governments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000229470 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229470 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000229470 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000229466 | 01609WBF8 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229466 | 589889AA2 | Merit Medical Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229466 | 516544AB9 | Lantheus Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229466 | 465741AP1 | Itron, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229466 | 70202LAD4 | Parsons Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229466 | 833445AC3 | Snowflake, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229466 | 37940XAU6 | Global Payments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229466 | 00971TAL5 | Akamai Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229466 | 902252AB1 | Tyler Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229466 | 30212PBE4 | Expedia Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229466 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229466 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	86.50%
C000229466 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000229467 | 01609WBF8 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229467 | 589889AA2 | Merit Medical Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229467 | 516544AB9 | Lantheus Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229467 | 465741AP1 | Itron, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229467 | 70202LAD4 | Parsons Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229467 | 833445AC3 | Snowflake, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229467 | 37940XAU6 | Global Payments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229467 | 00971TAL5 | Akamai Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229467 | 902252AB1 | Tyler Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229467 | 30212PBE4 | Expedia Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229467 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229467 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	86.50%
C000229467 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000229465 | 01609WBF8 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229465 | 589889AA2 | Merit Medical Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229465 | 516544AB9 | Lantheus Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229465 | 465741AP1 | Itron, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229465 | 70202LAD4 | Parsons Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229465 | 833445AC3 | Snowflake, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229465 | 37940XAU6 | Global Payments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229465 | 00971TAL5 | Akamai Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229465 | 902252AB1 | Tyler Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229465 | 30212PBE4 | Expedia Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229465 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229465 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	86.50%
C000229465 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000237961 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000237961 | 23345M107 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000237961 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000237961 | 49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000237961 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000237961 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000237961 | 87807B107 | TC Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000237961 | 55336V100 | MPLX, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000237961 | 682680103 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000237961 | 293792107 | Enterprise Products Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000237961 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237961 | InvestmentType_Affiliated Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000237961 | InvestmentType_Master Limited Partnerships
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000237961 | InvestmentType_MLP Related Companies
Holdings [Line Items]
Percent of Net Asset Value	72.90%
C000237964 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000237964 | 23345M107 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000237964 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000237964 | 49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000237964 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000237964 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000237964 | 87807B107 | TC Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000237964 | 55336V100 | MPLX, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000237964 | 682680103 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000237964 | 293792107 | Enterprise Products Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000237964 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237964 | InvestmentType_Affiliated Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000237964 | InvestmentType_Master Limited Partnerships
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000237964 | InvestmentType_MLP Related Companies
Holdings [Line Items]
Percent of Net Asset Value	72.90%
C000237963 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000237963 | 23345M107 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000237963 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000237963 | 49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000237963 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000237963 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000237963 | 87807B107 | TC Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000237963 | 55336V100 | MPLX, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000237963 | 682680103 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000237963 | 293792107 | Enterprise Products Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000237963 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237963 | InvestmentType_Affiliated Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000237963 | InvestmentType_Master Limited Partnerships
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000237963 | InvestmentType_MLP Related Companies
Holdings [Line Items]
Percent of Net Asset Value	72.90%
C000237962 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000237962 | 23345M107 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000237962 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000237962 | 49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000237962 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000237962 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000237962 | 87807B107 | TC Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000237962 | 55336V100 | MPLX, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000237962 | 682680103 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000237962 | 293792107 | Enterprise Products Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000237962 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237962 | InvestmentType_Affiliated Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000237962 | InvestmentType_Master Limited Partnerships
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000237962 | InvestmentType_MLP Related Companies
Holdings [Line Items]
Percent of Net Asset Value	72.90%
C000237966 | 48251K209 | KKR Real Estate Finance Trust, Inc., 6.50%
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000237966 | 22948Q200 | CTO Realty Growth, Inc., 6.38%
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000237966 | 74965L200 | RLJ Lodging Trust, 7.80%
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000237966 | 529043309 | LXP Industrial Trust, 6.50%
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000237966 | 637870205 | National Storage Affiliates Trust, 6.00%
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237966 | 26884U307 | EPR Properties, 9.00%
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237966 | 442487112 | Hovnanian Enterprises, Inc., 7.63%
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237966 | 70509V886 | Pebblebrook Hotel Trust, 5.70%
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237966 | 09257W100 | Blackstone Mortgage Trust, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237966 | 804395804 | Saul Centers, Inc., 6.13%
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237966 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000237966 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237966 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237966 | Home Construction
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237966 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000237966 | Banking
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000237966 | Mortgage
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000237966 | Shopping Centers
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000237966 | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000237966 | Retail
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000237966 | Storage
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000237966 | Office
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000237966 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000237966 | Residential
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000237966 | Specialized
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000237966 | Hotels
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000237966 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000237966 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237966 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	70.30%
C000237968 | 48251K209 | KKR Real Estate Finance Trust, Inc., 6.50%
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000237968 | 22948Q200 | CTO Realty Growth, Inc., 6.38%
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000237968 | 74965L200 | RLJ Lodging Trust, 7.80%
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000237968 | 529043309 | LXP Industrial Trust, 6.50%
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000237968 | 637870205 | National Storage Affiliates Trust, 6.00%
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237968 | 26884U307 | EPR Properties, 9.00%
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237968 | 442487112 | Hovnanian Enterprises, Inc., 7.63%
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237968 | 70509V886 | Pebblebrook Hotel Trust, 5.70%
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237968 | 09257W100 | Blackstone Mortgage Trust, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237968 | 804395804 | Saul Centers, Inc., 6.13%
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237968 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000237968 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237968 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237968 | Home Construction
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237968 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000237968 | Banking
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000237968 | Mortgage
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000237968 | Shopping Centers
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000237968 | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000237968 | Retail
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000237968 | Storage
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000237968 | Office
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000237968 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000237968 | Residential
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000237968 | Specialized
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000237968 | Hotels
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000237968 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000237968 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237968 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	70.30%
C000237951 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	88.80%
C000237951 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000237952 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	88.80%
C000237952 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000237949 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	88.80%
C000237949 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000237956 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000237953 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000237955 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248453 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000248453 | 23345M107 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000248453 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000248453 | 49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000248453 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000248453 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000248453 | 87807B107 | TC Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000248453 | 682680103 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000248453 | 293792107 | Enterprise Products Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000248453 | 29250N105 | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000248452 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000248452 | 49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000248452 | 682680103 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000248452 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000248452 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000248452 | 20825C104 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000248452 | 26875P101 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000248452 | 806857108 | Schlumberger Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000248452 | 718546104 | Phillips 66
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000248452 | 56585A102 | Marathon Petroleum Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000248486 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000248486 | 060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000248486 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000248486 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000248486 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000248486 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000248486 | B1YXBJ7 | Air Liquide S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000248486 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000248486 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000248486 | 742718109 | Procter & Gamble Company (The)
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000248486 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000248486 | United States
Holdings [Line Items]
Percent of Net Asset Value	75.10%
C000248486 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000248486 | France
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248486 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000248486 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000248486 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000248486 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000248486 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000248486 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000248486 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	0.50%